Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts And Terms Of Company's Derivative Financial Instruments

The notional amounts and terms of our derivative financial instruments include the following at March 31, 2016 and December 31, 2015 (in millions):

	March 31, 2016		December 31, 2015
	Fixed Price Payor	Fixed Price Receiver	Fixed Price Payor	Fixed Price Receiver
Propane, crude and heating oil (barrels)	10.6	11.9	9.1	10.9

The notional amounts and terms of our derivative financial instruments include the following at December 31, 2015 and 2014(in millions):

	December 31, 2015		December 31, 2014
	Fixed Price Payor	Fixed Price Receiver	Fixed Price Payor	Fixed Price Receiver
Propane, crude and heating oil (barrels)	9.1	10.9	6.8	8.4
Natural gas (MMBTU’s)	—	—	0.2	0.1